Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments
Summary of financial instruments

The following table summarizes the carrying value relating to Vermilion’s financial instruments:

	As at Dec 31, 2023				As at Dec 31, 2022
			Amortized				Amortized
($M)	FVTPL	FVTOCI	Cost	Total	FVTPL	FVTOCI	Cost	Total
Cash and cash equivalents	141,456	—	—	141,456	13,836	—	—	13,836
Derivative assets	389,899	—	—	389,899	295,441	—	—	295,441
Investment in securities	—	73,261	—	73,261	—	56,366	—	56,366
Derivative liabilities	(21,782)	—	—	(21,782)	(55,845)	—	—	(55,845)
Accounts receivable	—	—	242,926	242,926	—	—	373,651	373,651
Accounts payable and accrued liabilities	—	—	(380,370)	(380,370)	—	—	(481,444)	(481,444)
Dividends payable	—	—	(16,227)	(16,227)	—	—	(13,058)	(13,058)
Lease obligations	—	—	(33,001)	(33,001)	—	—	(51,507)	(51,507)
Long-term debt (1)	—	—	(914,015)	(914,015)	—	—	(1,081,351)	(1,081,351)

Summary of increase (decrease) to net earnings before tax

The following table summarizes the increase (positive values) or decrease (negative values) to net (loss) earnings before tax due to a change in the value of Vermilion’s financial instruments as a result of a change in the relevant market risk variable. This analysis does not attempt to reflect any interdependencies between the relevant risk variables.

($M)	Dec 31, 2023	Dec 31, 2022
Currency risk - Euro to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the Euro	5,855	5,640
$0.01 decrease in strength of the Canadian dollar against the Euro	(5,855)	(5,640)

Currency risk - US dollar to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the US $	6,816	5,441
$0.01 decrease in strength of the Canadian dollar against the US $	(6,816)	(5,441)

Commodity price risk - Crude oil
US $5.00/bbl increase in crude oil price used to determine the fair value of derivatives	(27,573)	—
US $5.00/bbl decrease in crude oil price used to determine the fair value of derivatives	27,573	—

Commodity price risk - European natural gas
€ 5.0/GJ increase in European natural gas price used to determine the fair value of derivatives	(256,731)	(88,524)
€ 5.0/GJ decrease in European natural gas price used to determine the fair value of derivatives	262,862	91,828

Share price risk - Equity swaps
$1.00 increase from initial share price of the equity swap	3,750	3,750
$1.00 decrease from initial share price of the equity swap	(3,750)	(3,750)

Schedule of undiscounted non-derivative financial liabilities and their contractual maturities

The following table summarizes Vermilion’s undiscounted non-derivative financial liabilities and their contractual maturities:

		1 month to	3 months to	1 year to
($M)	1 month	3 months	1 year	5 years
December 31, 2023	134,381	235,396	26,820	430,993
December 31, 2022	192,572	278,520	23,412	607,796